SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
SUBSEQUENT EVENTS [Text Block]

NOTE 13 – SUBSEQUENT EVENTS

On July 3, 2014, the Company entered into an agreement with a third-party to provide consulting services. The compensation in the agreement was $25,000 in cash upon execution of the agreement and the issuance of 350,000 of the Company’s common shares as follows: 175,000 common shares upon execution of the agreement, 70,000 common shares on or before July 15, 2014, 70,000 common shares on or before August 15, 2014 and 35,000 common shares on or before September 15, 2014.

On August 1, 2014, the Company issued 1,000,000 common shares to consultant for services rendered that were valued at the market value on that date of $0.175 per share.

On August 7, 2014, the Company entered into an agreement with a third-party to provide consulting services. The compensation in the agreement was for 2,000,000 of the Company’s common shares to be issued as follows: 500,000 common shares on the date of the execution of the agreement, 500,000 common shares on the date that is 45 days from the execution date, 500,000 common shares on the date that is 90 days from the execution date, and 500,000 common shares on the date that is 135 days from the execution date.

NOTE 13 – SUBSEQUENT EVENTS

On April 2, 2014 the Company entered into a sale-leaseback transaction with Water Engineering Solutions LLC, an entity that is controlled and owned by an officer, director and shareholder, for specialized equipment with an original cost of $208,773 acquired in August 2013. The Company received proceeds of $188,000 in April 2014.

On April 15, 2014 the Company entered into purchase agreement with Water Engineering Solutions LLC, valued at $690,000 for equipment utilizing the proceeds from the S-1 offering of May 1, 2014.

Between April 16, 2014 and April 22, 2014, the Redeemable Preferred holders exercise their intention to redeem the Redeemable Preferred all 500 shares partially as a conversion to Common stock and $292,840 the remaining portion as cash including accrued interest of $35,456 and penalty for late registration of $10,212. The Redeemable Preferred converted 252.83 preferred shares into 796,566 common shares at a conversion price of $0.3174 per share.

On May 1, 2014, the Company completed the offering and sale of an aggregate of 17,333,329 shares of our common stock and warrants to purchase an aggregate of 8,666,665 shares of our common stock, for aggregate gross proceeds of $2,599,999. Each share of common stock we sold in the offering was accompanied by a warrant to purchase one-half of a share of common stock at an exercise price of $0.15 per share for a period of five years from the date of issuance. Each share of common stock, together with each warrant was sold at a price of $0.15. These securities were sold pursuant to the securities purchase agreement dated April 28, 2014 and have been registered under the Securities Act of 1933 pursuant to our registration statement on Form S-1, as amended (No. 333-192599), which was declared effective by the Securities and Exchange Commission on April 16, 2014. Pursuant to the engagement agreement dated March 12, 2014 with H.C. Wainwright & Co., LLC (“Wainwright”), Wainwright agreed to act as our exclusive placement agent in connection with the offering. Pursuant to the engagement agreement, the Company paid Wainwright a cash placement fee equal to 8% of the aggregate gross proceeds from the offering, or $208,000, and a non-accountable expense allowance equal to 1% of the aggregate gross proceeds from the offering, or $26,000. In addition, we issued warrants to purchase an aggregate of 5.5% of the aggregate number of shares of our common stock sold in the offering, or 953,333, to Wainwright and its designees. These warrants have an exercise price of $0.1875 per share and expire on April 16, 2019. In issuing these warrants, the Company relied on an exemption from the registration requirements of the Securities Act of 1933 provided by Section 4(a)(2) of the Securities Act of 1933.

Under the terms of the exclusive manufacturing agreement entered into on April 15, 2013 between the Company and Water Engineering Solutions LLC, a related party, the Company paid $690,000 on May 1 2014 for specialized equipment used in the production of our alkaline water.

On May 12, 2014, the Company granted a total of 820,000 stock options to employees and consultants. The stock options are exercisable at the exercise price of $0.15 per share for a period of five years from the date of grant. 502,500 stock options vested upon the date of grant, 116,250 stock options vest on June 30, 2014, 116,250 stock options vest on September 30, 2014 and 85,000 stock options vest on December 31, 2014.

On May 12, 2014, the Company granted a total of 1,200,000 stock options Steven A. Nickolas and Richard A. Wright ( 600,000 stock options to each). The stock options are exercisable at the exercise price of $0.165 per share for a period of five years from the date of grant. 1,200,000 stock options vested upon the date of grant.

On May 15, 2014, the Company issued 100,000 restricted common shares to consultant for services rendered.

On May 16, 2014, the Company granted a total of 250,000 stock options to a consultant. The stock options are exercisable at the exercise price of $0.143 per share for a period of five years from the date of grant. 62,500 stock options vested upon the date of grant, 62,500 stock options vest on June 30, 2014, 62,500 stock options vest on September 30, 2014 and 62,500 stock options vest on December 31, 2014.

On May 21, 2014, the Company granted a total of 6,000,000 stock options Steven A. Nickolas and Richard A. Wright ( 3,000,000 stock options to each). The stock options are exercisable at the exercise price of $0.1455 per share for a period of five years from the date of grant. 3,000,000 stock options vested upon the date of grant and the 3,000,000 stock options will vest on November 21, 2014.

On June 2, 2014, the Company issued 100,000 restricted common shares to consultant for services rendered.

On June 6, 2014, the Company issued 1,000,000 restricted common shares to consultant for services rendered.

On June 11, 2014, the Company issued 250,000 restricted common shares to consultant for services rendered.